MARKETING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Marketing Expenses
SCHEDULE OF SALES AND MARKETING EXPENSES
	Year ended December 31
	2021	2020

Stock-based compensation	$266	$1,517
Professional fees	3,215	1,541
	$3,481	$3,058